Shareholders' Equity - Components of Company's Regulatory Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Capital
Common shareholders' equity	$ 34,229	$ 31,372
Qualifying preferred stock	4,769	2,606
Qualifying trust preferred securities		2,675
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	685	687
Less intangible assets
Goodwill (net of deferred tax liability)	(8,351)	(8,239)
Other disallowed intangible assets	(829)	(905)
Other	700	977
Total Tier 1 Capital	31,203	29,173
Tier 2 Capital
Eligible portion of allowance for credit losses	3,609	3,412
Eligible subordinated debt	2,953	3,469
Other	15	13
Total Tier 2 Capital	6,577	6,894
Total Risk Based Capital	37,780	36,067
Risk-Weighted Assets	$ 287,611	$ 271,333